CONSOLIDATED INCOME STATEMENT (unaudited) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Net sales to third parties	$ 2,094	$ 1,198	$ 4,004	$ 3,020
Other revenues	16	16	36	35
Net sales and other revenues	2,110	1,214	4,040	3,055
Cost of net sales	(875)	(854)	(1,755)	(1,806)
Cost of other revenues	(15)	(15)	(34)	(32)
Gross profit	1,220	345	2,251	1,217
Selling, general & administration	(785)	(595)	(1,484)	(1,272)
Research & development	(178)	(163)	(344)	(302)
Other income	5	9	14	18
Other expense	(33)	(62)	(59)	(155)
Operating income/(loss)	229	(466)	378	(494)
Interest expense	(30)	(30)	(61)	(61)
Other financial income & expense	(8)	(6)	(17)	(16)
Income/(loss) before taxes	191	(502)	300	(571)
Taxes	(40)	80	(65)	92
Net income/(loss)	$ 151	$ (422)	$ 235	$ (479)
Earnings/(loss) per share ($)
Basic (in dollars per share)	$ 0.31	$ (0.86)	$ 0.48	$ (0.98)
Diluted (in dollars per share)	$ 0.31	$ (0.86)	$ 0.48	$ (0.98)
Weighted average number of shares outstanding
Basic (in shares)	490.0	489.0	489.9	488.8
Diluted (in shares)	493.2	489.0	492.8	488.8